Right-of-Use Assets, net and Lease Liabilities	6 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Right-of-Use Assets, net and Lease Liabilities	Right-of-Use Assets, net and Lease Liabilities
Amounts recognized in the interim condensed consolidated balance sheets are as follows:
(i)Right-of-use assets

Total *
(In thousands)
As of January 1, 2024	$453
Additions	—
Depreciation	(135)
Exchange difference	(1)
Net book value as of June 30, 2024	$317

As of June 30, 2024
Cost	$1,193
Accumulated depreciation	(875)
Exchange difference	(1)
Net book value	$317
*Right-of-use assets are comprised of the building space used for office rental.
(ii)Lease liabilities
We have a lease for a research, development, and administration facility in Taicang, Jiangsu Province, PRC, which expires in April 2026, and have a lease for an executive and administration office in San Diego, California, which expires in April 2025. The following tables provide information regarding these leases.
Amounts recognized as liabilities in the interim condensed consolidated balance sheets were as follows:

	December 31,	June 30,
	2023	2024
(In thousands)
Non-current	$180	$73
Current	285	252
	$465	$325
Amounts recognized in the interim condensed consolidated statements of (loss) / income in addition to office rental depreciation were as follows:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Interest expense	$10	$10
The total cash outflow for leases for the six months ended June 30, 2023 and 2024 was US$0.1 million and US$0.1 million, respectively.